Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured or Disclosed at Fair Value on Recurring Basis	The following table summarizes the Group’s financial assets measured or disclosed at fair value on a recurring basis.

Fair value disclosure or measurement at
December 31, 2018 using
	Fair value at December 31, 2018	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Fair value disclosure
Cash and cash equivalents:	$12,493,135	$12,493,135
Fair value measurement
Short-term investments:
Available-for-sale securities	—		—
Total assets measured at fair value	—		—

		Fair value disclosure or measurement at
		December 31, 2017 using
	Fair value at December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Fair value disclosure
Cash and cash equivalents:
Cash equivalents	$38,692,871	$38,692,871	—	—
Fair value measurement
Short-term investments:
Available-for-sale securities	532,912	—	532,912	—
Total assets measured at fair value	$532,912	—	$532,912	—

Schedule of Level 2 Available-for-Sale Securities Measured on Recurring Basis

The carrying value of available-for-sale approximates their fair values due to the short term nature and significant inputs are observable or can be derived principally from, or corroborated by, observable market data (Level 2). The following table presents changes of available-for-sale securities measured on a recurring basis for the twelve-month period ended December 31, 2017 and 2018, respectively:

	December 31,
	2017	2018
Beginning balance	$1,605,882	$532,912
Purchases	71,492,241	8,995,273
Redemption	(72,572,216)	(9,437,363)
Realized gain	(64,596)	(72,703)
Exchange difference	71,601	(18,119)
Ending balance	$532,912	$—

Schedule of Fair Value Disclosed or Measured on Non-Recurring Basis	The Group’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

	Fair value at December 31, 2017	Total losses in the year ended December 31, 2017	Fair value at December 31, 2018	Total losses in the year ended December 31, 2018
Non-Recurring
Goodwill	108,010	—	107,791	—
Intangible Assets	96,457	(291,817)	85,154	—